FINANCIAL INSTRUMENTS - Foreign exchange futures contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gain arising from financial assets measured at fair value through PL	$ 3,869,000	$ 923,000	$ 3,619,000
Investment foreign currency, contract, foreign currency amount		18.05
Notional currency rate		18.95
LEBAC's
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		527,000
LEBAC's | Argentina
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	975,000	473,000
Globant LLC
Disclosure of detailed information about financial instruments [line items]
Gain arising from financial assets measured at fair value through PL		118,000
Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A
Disclosure of detailed information about financial instruments [line items]
Gain arising from financial assets measured at fair value through PL	1,714,000	34,000
Forward contract | Argentina
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	(594,000)	421,000	$ 1,126,000
Forward contract | Sistemas Globales S.A.
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	44,000	$ 73,000
Financial liabilities at fair value through profit or loss, forward contracts	(12,000)
Settlement 1
Disclosure of detailed information about financial instruments [line items]
Investment foreign currency, contract, foreign currency amount	40.06
Notional currency rate	39.67
Settlement 1 | Forward contract | Sistemas Globales S.A.
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	26,000
Settlement 2
Disclosure of detailed information about financial instruments [line items]
Investment foreign currency, contract, foreign currency amount	41.54
Notional currency rate	41.17
Settlement 2 | Forward contract | Sistemas Globales S.A.
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	15,000
Settlement 3
Disclosure of detailed information about financial instruments [line items]
Investment foreign currency, contract, foreign currency amount	44.44
Notional currency rate	44.30
Settlement 3 | Forward contract | Sistemas Globales S.A.
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	3,000
Settlement 4
Disclosure of detailed information about financial instruments [line items]
Investment foreign currency, contract, foreign currency amount	44.26
Notional currency rate	44.30
Settlement 4 | Forward contract | Sistemas Globales S.A.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss, forward contracts	(1,000)
Settlement 5
Disclosure of detailed information about financial instruments [line items]
Investment foreign currency, contract, foreign currency amount	45.74
Notional currency rate	45.92
Settlement 5 | Forward contract | Sistemas Globales S.A.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss, forward contracts	(5,000)
Settlement 6
Disclosure of detailed information about financial instruments [line items]
Investment foreign currency, contract, foreign currency amount	45.69
Notional currency rate	45.92
Settlement 6 | Forward contract | Sistemas Globales S.A.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss, forward contracts	$ (6,000)